Related Party Transactions (Details) - Schedule of Related Party Transactions - Related Party [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due to related parties under master services agreements	$ 302	$ 142	$ 142	$ 178
General and administrative – related party	26	110
Research and development – related party	267	6,464
Marketing, Patent Administration, And Technology Maintenance Services [Member]
Related Party Transaction [Line Items]
General and administrative – related party	26	34
Engineering Support Provided By Former Board Member [Member]
Related Party Transaction [Line Items]
General and administrative – related party		76
General Business Oversight [Member]
Related Party Transaction [Line Items]
Research and development – related party	267	278
Baker Hughes Energy Services LLC [Member]
Related Party Transaction [Line Items]
Research and development – related party		$ 6,186